Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating commitments related to future payment arrangement
As of December 31,	Operating Lease Obligations(1)	Bandwidth Purchase	Content and Other Purchase	Others	Total
2018	$11,800	$50,437	$260	$4,454	$66,951
2019	10,623	1,221	45	110	11,999
2020	105	1,120	77	—	1,302
2021	—	327	32	—	359
2022	—	—	—	—	—
Thereafter	—	—	—	—	—
Total	$22,528	$53,105	$414	$4,564	$80,611

(1): For the years ended December 31, 2015, 2016 and 2017, rental expense included in the operating lease was approximately US$9,948, US$10,075 and US$12,818, respectively.